UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08464

High Income Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2026

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

High Income Opportunities Portfolio

Semi-Annual Shareholder Report April 30, 2026

This semi-annual shareholder report contains important information about the High Income Opportunities Portfolio (the "Fund") for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance High Income Opportunities Fund. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Income Opportunities Portfolio	$25	0.49%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$1,959,544,388
# of Portfolio Holdings	495
Portfolio Turnover Rate	14%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Table Summary
Value	Value
OtherFootnote Reference†	1.6%
Exchange-Traded Funds	1.4%
Common Stocks	2.0%
Asset-Backed Securities	2.0%
Short-Term Investments	3.9%
Senior Floating-Rate Loans	7.8%
Corporate Bonds	81.3%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

BBB
3.5%
BB
43.2%
B
36.5%
CCC or Lower
9.3%
Not Rated
7.5%

Table Summary
Value	Value
Not Rated	7.5%
CCC or Lower	9.3%
B	36.5%
BB	43.2%
BBB	3.5%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments. Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). This breakdown assigns a numeric equivalent to the ratings from the aforementioned agencies and the mean is rounded to the nearest integer and converted to an equivalent S&P rating ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php and select Eaton Vance High Income Opportunities Fund. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report April 30, 2026

HIOP Port.-TSR-SAR

(b)	Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

High Income Opportunities Portfolio
April 30, 2026
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 2.0%
Security	Principal Amount (000's omitted)	Value
Ballyrock CLO 15 Ltd.:
Series 2021-1A, Class D1R, 6.523%, (3 mo. SOFR + 2.85%), 1/15/38(1)(2)	$2,000	$ 1,952,204
Series 2021-1A, Class ER, 8.923%, (3 mo. SOFR + 5.25%), 1/15/38(1)(2)	1,500	1,395,474
Ballyrock CLO 16 Ltd., Series 2021-16A, Class C2R, 7.425%, (3 mo. SOFR + 3.75%), 4/20/38(1)(2)	1,500	1,448,520
Barings CLO Ltd.:
Series 2025-1A, Class D2, 7.325%, (3 mo. SOFR + 3.65%), 4/20/38(1)(2)	1,000	991,509
Series 2025-1A, Class E, 8.275%, (3 mo. SOFR + 4.60%), 4/20/38(1)(2)	1,000	990,357
Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class D2R2, 7.68%, (3 mo. SOFR + 4.00%), 1/17/38(1)(2)	2,000	1,995,032
Brookhaven Park CLO Ltd., Series 2024-1A, Class D, 7.275%, (3 mo. SOFR + 3.60%), 4/19/37(1)(2)	1,000	991,294
Bryant Park Funding Ltd., Series 2023-19A, Class D1R, 6.473%, (3 mo. SOFR + 2.80%), 4/15/38(1)(2)	1,500	1,457,617
Canyon Capital CLO Ltd., Series 2022-1A, Class E, 10.08%, (3 mo. SOFR + 6.40%), 4/15/35(1)(2)	2,000	1,826,932
Carlyle U.S. CLO Ltd., Series 2019-4A, Class DR, 10.273%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	2,000	1,970,168
Eldridge CLO Ltd., Series 2025-2A, Class E, 8.905%, (3 mo. SOFR + 5.25%), 1/20/39(1)(2)	500	503,895
Elmwood CLO 40 Ltd., Series 2025-3A, Class E, 8.93%, (3 mo. SOFR + 5.25%), 3/22/38(1)(2)	1,500	1,513,080
Elmwood CLO VI Ltd., Series 2020-3A, Class D1RR, 6.775%, (3 mo. SOFR + 3.10%), 7/18/37(1)(2)	1,000	1,001,700
Golub Capital Partners CLO 72 B Ltd., Series 2024-72A, Class D, 7.667%, (3 mo. SOFR + 4.00%), 4/25/37(1)(2)	1,000	1,000,050
Harvest U.S. CLO Ltd., Series 2024-3A, Class D1, 6.975%, (3 mo. SOFR + 3.30%), 1/18/38(1)(2)	1,000	1,002,652
Madison Park Funding LIX Ltd., Series 2021-59A, Class ER, 10.075%, (3 mo. SOFR + 6.40%), 4/18/37(1)(2)	2,000	1,810,828
Madison Park Funding LV Ltd., Series 2022-55A, Class D1R, 6.825%, (3 mo. SOFR + 3.15%), 7/18/37(1)(2)	1,500	1,449,665
Madison Park Funding XXII Ltd., Series 2016-22A, Class D1R2, 6.573%, (3 mo. SOFR + 2.90%), 1/15/38(1)(2)	2,000	1,965,476
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class ER2, 10.273%, (3 mo. SOFR + 6.60%), 4/15/37(1)(2)	1,000	929,366
Magnetite XXII Ltd., Series 2019-22A, Class DRR, 6.573%, (3 mo. SOFR + 2.90%), 7/15/36(1)(2)	1,250	1,251,774
Security	Principal Amount (000's omitted)	Value
MidOcean Credit CLO XXII, Series 2026-22A, Class E, 8.569%, (3 mo. SOFR + 4.90%), 4/20/39(1)(2)	$500	$ 500,061
Neuberger Berman Loan Advisers CLO 59 Ltd., Series 2024-59A, Class E, 8.466%, (3 mo. SOFR + 4.80%), 1/23/39(1)(2)	2,000	1,993,770
Oaktree CLO Ltd., Series 2019-4A, Class D1RR, 7.075%, (3 mo. SOFR + 3.40%), 7/20/37(1)(2)	1,000	1,001,391
OCP CLO Ltd., Series 2024-32A, Class D1, 7.416%, (3 mo. SOFR + 3.75%), 4/23/37(1)(2)	1,500	1,504,252
Palmer Square CLO Ltd., Series 2018-1A, Class CR, 7.575%, (3 mo. SOFR + 3.90%), 4/18/37(1)(2)	1,500	1,487,784
RR 38 Ltd., Series 2025-38A, Class C2, 7.323%, (3 mo. SOFR + 3.65%), 4/15/40(1)(2)	2,000	1,953,084
Wellfleet CLO Ltd.:
Series 2021-2A, Class E, 10.895%, (3 mo. SOFR + 7.222%), 7/15/34(1)(2)	2,000	1,681,424
Series 2021-3A, Class E, 11.035%, (3 mo. SOFR + 7.362%), 1/15/35(1)(2)	2,000	1,773,570
Total Asset-Backed Securities (identified cost $40,711,303)		$ 39,342,929

Common Stocks — 2.0%
Security	Shares	Value
Cable & Satellite TV — 0.1%
Charter Communications, Inc., Class A(3)	8,000	$ 1,321,360
		$ 1,321,360
Containers — 0.2%
Crown Holdings, Inc.	45,000	$ 4,423,950
		$ 4,423,950
Energy — 0.3%
Ascent CNR Corp., Class A(3)(4)(5)	62,734	$ 2,111,626
Energy Transfer LP	200,000	4,038,000
		$ 6,149,626
Environmental — 0.3%
GFL Environmental, Inc.	140,500	$ 5,635,455
		$ 5,635,455
Food, Beverage & Tobacco — 0.2%
Primo Brands Corp.	250,000	$ 5,095,000
		$ 5,095,000

High Income Opportunities Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Gaming — 0.2%
Caesars Entertainment, Inc.(3)	120,000	$ 3,336,000
		$ 3,336,000
Healthcare — 0.3%
Acadia Healthcare Co., Inc.(3)	200,000	$ 5,179,000
Keenova Therapeutics PLC(3)	500	44,895
Par Health, Inc.(3)	500	2,016
		$ 5,225,911
Homebuilders & Real Estate — 0.2%
James Hardie Industries PLC(3)	150,000	$ 3,148,500
		$ 3,148,500
Leisure — 0.0%
iFIT Health and Fitness, Inc.(3)(4)(5)	514,080	$ 0
		$ 0
Paper — 0.0%†
Enviva LLC(3)(5)	57,147	$ 1,157,227
		$ 1,157,227
Utility — 0.2%
Vistra Corp.	23,528	$ 3,713,660
		$ 3,713,660
Total Common Stocks (identified cost $32,913,913)		$ 39,206,689

Convertible Bonds — 0.6%
Security	Principal Amount (000's omitted)	Value
Healthcare — 0.3%
Zoetis, Inc., 0.25%, 6/15/29(1)	$5,500	$ 5,450,500
		$ 5,450,500
Homebuilders & Real Estate — 0.1%
Pebblebrook Hotel Trust, 1.75%, 12/15/26	$2,275	$ 2,241,409
		$ 2,241,409
Security	Principal Amount (000's omitted)	Value
Technology — 0.2%
Zscaler, Inc., 0.00%, 7/15/28(1)	$5,270	$ 4,793,065
		$ 4,793,065
Total Convertible Bonds (identified cost $12,572,993)		$ 12,484,974

Convertible Preferred Stocks — 0.4%
Security	Shares	Value
Building Materials — 0.4%
QXO, Inc., 4.75%(3)(4)(5)	847	$ 8,132,072
Total Convertible Preferred Stocks (identified cost $8,470,000)		$ 8,132,072

Corporate Bonds — 80.7%
Security	Principal Amount* (000's omitted)	Value
Aerospace — 2.4%
Amentum Holdings, Inc., 7.25%, 8/1/32(1)	6,383	$ 6,610,935
Axon Enterprise, Inc.:
6.125%, 3/15/30(1)	1,600	1,640,025
6.25%, 3/15/33(1)	1,215	1,247,527
Bombardier, Inc.:
7.00%, 6/1/32(1)	1,915	2,001,355
7.25%, 7/1/31(1)	2,100	2,212,222
8.75%, 11/15/30(1)	2,730	2,901,894
BWX Technologies, Inc.:
4.125%, 6/30/28(1)	1,591	1,571,531
4.125%, 4/15/29(1)	1,341	1,307,392
CACI International, Inc., 6.375%, 6/15/33(1)	3,145	3,219,547
Moog, Inc., 5.50%, 10/15/34(1)	2,495	2,503,463
Science Applications International Corp.:
4.875%, 4/1/28(1)	4,831	4,801,516
5.875%, 11/1/33(1)	4,030	3,979,259
TransDigm, Inc.:
4.625%, 1/15/29	1,777	1,754,884
6.25%, 1/31/34(1)	1,085	1,110,217
6.375%, 3/1/29(1)	1,580	1,613,504
6.625%, 3/1/32(1)	5,115	5,263,043
6.75%, 8/15/28(1)	3,719	3,773,885
		$ 47,512,199

High Income Opportunities Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Air Transportation — 0.4%
Stonepeak Nile Parent LLC, 7.25%, 3/15/32(1)	2,069	$ 2,166,331
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.375%, 2/1/30(1)	4,983	4,671,013
9.50%, 6/1/28(1)	1,370	1,386,120
		$ 8,223,464
Automotive & Auto Parts — 1.6%
Belron U.K. Finance PLC, 5.75%, 10/15/29(1)	7,700	$ 7,782,170
Champions Financing, Inc., 8.75%, 2/15/29(1)	1,317	1,282,429
Clarios Global LP/Clarios U.S. Finance Co.:
6.75%, 2/15/30(1)	2,460	2,542,681
6.75%, 9/15/32(1)	4,540	4,646,781
Ford Motor Co., 4.75%, 1/15/43	2,651	2,049,080
IHO Verwaltungs GmbH, 7.375%, (7.375% cash or 8.125% PIK), 5/15/33(1)(6)	1,155	1,175,263
Realtruck Group, Inc., 6.25%, 7/31/31(1)	5,495	2,060,775
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)	8,544	8,899,490
		$ 30,438,669
Broadcasting — 2.4%
Discovery Global Holdings, Inc., 5.05%, 3/15/42	3,101	$ 2,220,409
Nexstar Media, Inc.:
6.50%, 9/15/33(1)	5,515	5,561,001
7.25%, 4/15/34(1)	4,965	5,000,281
OAK-Eagle Acquireco, Inc.:
7.25%, 7/1/33(1)	12,076	12,448,799
8.75%, 7/1/34(1)	8,946	9,314,905
Sinclair Television Group, Inc., 8.125%, 2/15/33(1)	4,043	4,189,417
Starz Capital Holdings 1, Inc., 6.00%, 4/15/30(1)	1,350	1,277,437
Univision Communications, Inc.:
8.50%, 7/31/31(1)	1,415	1,437,081
8.875%, 4/15/33(1)	1,615	1,625,006
9.375%, 8/1/32(1)	3,136	3,247,651
		$ 46,321,987
Building Materials — 3.2%
AmeriTex HoldCo Intermediate LLC, 7.625%, 8/15/33(1)	2,909	$ 3,027,466
Builders FirstSource, Inc.:
4.25%, 2/1/32(1)	5,100	4,736,456
5.00%, 3/1/30(1)	2,850	2,791,066
CP Atlas Buyer, Inc., 9.75%, 7/15/30(1)	4,153	3,864,352
JH North America Holdings, Inc.:
5.875%, 1/31/31(1)	2,031	2,031,648
Security	Principal Amount* (000's omitted)	Value
Building Materials (continued)
JH North America Holdings, Inc.: (continued)
6.125%, 7/31/32(1)	2,605	$ 2,612,526
Masterbrand, Inc., 7.00%, 7/15/32(1)	5,425	5,399,859
Park River Holdings, Inc.:
8.00%, 3/15/31(1)	3,241	3,262,109
8.75%, 12/31/30(1)	1,579	1,494,687
Quikrete Holdings, Inc.:
6.375%, 3/1/32(1)	6,010	6,108,612
6.75%, 3/1/33(1)	5,325	5,403,143
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)	8,415	8,414,057
Standard Building Solutions, Inc., 6.50%, 8/15/32(1)	1,885	1,905,122
Standard Industries, Inc.:
3.375%, 1/15/31(1)	2,778	2,523,357
4.375%, 7/15/30(1)	3,112	2,973,049
4.75%, 1/15/28(1)	5,218	5,191,767
		$ 61,739,276
Cable & Satellite TV — 2.1%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(1)	1,446	$ 1,314,323
4.25%, 1/15/34(1)	7,857	6,598,548
4.50%, 8/15/30(1)	7,605	7,097,709
4.50%, 5/1/32	1,055	927,100
4.75%, 3/1/30(1)	5,575	5,287,578
6.375%, 9/1/29(1)	2,201	2,206,128
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.70%, 4/1/51	4,125	2,532,646
3.90%, 6/1/52	2,690	1,692,155
CSC Holdings LLC:
3.375%, 2/15/31(1)	3,173	1,846,819
4.125%, 12/1/30(1)	2,060	1,227,992
11.75%, 1/31/29(1)	2,436	1,745,910
DISH Network Corp., 11.75%, 11/15/27(1)	2,604	2,689,919
Versant Media Group, Inc., 7.25%, 1/30/31(1)	5,315	5,520,980
		$ 40,687,807
Capital Goods — 2.9%
Arcosa, Inc., 6.875%, 8/15/32(1)	3,675	$ 3,819,909
Calderys Financing II LLC, 11.75%, (11.75% cash or 12.50% PIK), 6/1/28(1)(6)	3,990	4,052,505
Calderys Financing LLC, 11.25%, 6/1/28(1)	5,427	5,591,443
Chart Industries, Inc., 9.50%, 1/1/31(1)	4,583	4,820,473
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30(1)	9,304	9,536,870

High Income Opportunities Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Capital Goods (continued)
ESAB Corp., 6.25%, 4/15/29(1)	2,758	$ 2,797,875
JB Poindexter & Co., Inc., 8.75%, 12/15/31(1)	4,504	4,672,868
New Flyer Holdings, Inc., 9.25%, 7/1/30(1)	3,580	3,865,287
Patrick Industries, Inc.:
4.75%, 5/1/29(1)	5,212	5,142,172
6.375%, 11/1/32(1)	2,905	2,929,875
VoltaGrid LLC, 7.375%, 11/1/30(1)	9,007	9,352,752
		$ 56,582,029
Chemicals — 2.3%
Avient Corp.:
6.25%, 11/1/31(1)	3,955	$ 4,014,891
7.125%, 8/1/30(1)	4,654	4,743,310
Celanese U.S. Holdings LLC, 7.20%, 11/15/33	9,428	10,199,050
Compass Minerals International, Inc., 8.00%, 7/1/30(1)	4,344	4,537,365
INEOS Finance PLC, 7.50%, 4/15/29(1)	1,421	1,404,571
Olympus Water U.S. Holding Corp., 7.25%, 2/15/33(1)	14,205	13,897,147
Valvoline, Inc., 3.625%, 6/15/31(1)	7,611	6,938,069
		$ 45,734,403
Consumer Products — 0.7%
Acushnet Co., 5.625%, 12/1/33(1)	7,330	$ 7,382,380
Somnigroup International, Inc.:
3.875%, 10/15/31(1)	6,589	6,098,003
4.00%, 4/15/29(1)	855	827,656
		$ 14,308,039
Containers — 1.8%
Ardagh Group SA, 9.50%, 12/1/30(1)	3,950	$ 4,192,186
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
4.00%, 9/1/29(1)	7,130	6,678,166
6.25%, 1/30/31(1)	1,135	1,143,502
Canpack SA/Canpack U.S. LLC, 3.875%, 11/15/29(1)	4,061	3,844,872
Clydesdale Acquisition Holdings, Inc.:
6.75%, 4/15/32(1)	2,772	2,610,246
8.75%, 4/15/30(1)	8,520	7,735,403
Sword Purchaser LLC, 8.25%, 4/15/33(1)	6,715	6,876,181
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, 5/15/30(1)	3,379	2,963,782
		$ 36,044,338
Security	Principal Amount* (000's omitted)	Value
Diversified Financial Services — 5.0%
Ally Financial, Inc., Series B, 4.70% to 5/15/26(7)(8)	6,533	$ 6,520,003
Azorra Finance Ltd., 7.25%, 1/15/31(1)	3,495	3,582,532
Block, Inc.:
5.625%, 8/15/30(1)	3,700	3,705,824
6.00%, 8/15/33(1)	4,151	4,146,330
Burford Capital Global Finance LLC, 8.50%, 1/15/34(1)	9,475	8,016,039
CI Financial Corp., 4.10%, 6/15/51	3,691	2,468,993
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(1)	3,971	3,761,274
Diebold Nixdorf, Inc., 7.75%, 3/31/30(1)	5,556	5,850,275
Focus Financial Partners LLC, 6.75%, 9/15/31(1)	4,595	4,677,686
Hightower Holding LLC, 9.125%, 1/31/30(1)	6,273	6,543,071
Phoenix Aviation Capital Ltd., 9.25%, 7/15/30(1)	9,060	9,253,866
Rocket Cos., Inc.:
6.125%, 8/1/30(1)	3,625	3,680,644
6.375%, 8/1/33(1)	5,435	5,508,074
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
3.625%, 3/1/29(1)	5,608	5,385,604
4.00%, 10/15/33(1)	450	405,788
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32(1)	2,925	2,921,487
SS&C Technologies, Inc., 5.50%, 9/30/27(1)	3,691	3,689,885
Stonebriar ABF Issuer LLC, 8.125%, 12/15/30(1)	8,985	9,442,705
United Wholesale Mortgage LLC, 5.50%, 4/15/29(1)	1,480	1,413,193
UWM Holdings LLC:
6.25%, 3/15/31(1)	5,079	4,713,575
6.625%, 2/1/30(1)	2,000	1,921,018
		$ 97,607,866
Diversified Media — 1.0%
Arches Buyer, Inc., 6.125%, 12/1/28(1)	4,486	$ 4,365,135
Cars.com, Inc., 6.375%, 11/1/28(1)	3,521	3,463,696
Clear Channel Outdoor Holdings, Inc.:
7.125%, 2/15/31(1)	1,772	1,843,397
7.50%, 3/15/33(1)	796	836,718
7.75%, 4/15/28(1)	2,149	2,165,850
7.875%, 4/1/30(1)	1,146	1,193,941
Getty Images, Inc., 10.50%, 11/15/30(1)	2,889	2,563,474
Stagwell Global LLC, 5.625%, 8/15/29(1)	3,307	3,147,899
		$ 19,580,110
Energy — 7.8%
Aethon III BR LLC, 1.00%, 1/10/27	15,000	$ 14,942,535

High Income Opportunities Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Energy (continued)
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/1/29(1)	4,210	$ 4,399,943
Archrock Services LP/Archrock Partners Finance Corp., 6.00%, 2/1/34(1)	1,620	1,631,277
Crescent Energy Finance LLC, 7.875%, 4/15/32(1)	1,243	1,289,327
DBR Land Holdings LLC, 6.25%, 12/1/30(1)	4,611	4,723,070
Enerflex, Inc., 6.875%, 1/15/31(1)	4,020	4,143,486
Energy Transfer LP, 5.00%, 5/15/50	2,087	1,744,507
Global Partners LP/GLP Finance Corp.:
7.125%, 7/1/33(1)	3,526	3,615,504
8.25%, 1/15/32(1)	5,208	5,470,223
Kinetik Holdings LP, 5.875%, 6/15/30(1)	5,259	5,279,684
Kodiak Gas Services LLC:
6.50%, 10/1/33(1)	2,912	2,980,249
6.75%, 10/1/35(1)	1,220	1,267,916
Matador Resources Co.:
6.00%, 4/15/34(1)	2,110	2,119,010
6.50%, 4/15/32(1)	3,560	3,636,964
NGL Energy Operating LLC/NGL Energy Finance Corp.:
8.125%, 2/15/29(1)	1,656	1,717,376
8.375%, 2/15/32(1)	2,664	2,797,200
Permian Resources Operating LLC:
5.875%, 7/1/29(1)	2,641	2,644,304
6.25%, 2/1/33(1)	2,615	2,678,761
7.00%, 1/15/32(1)	2,706	2,815,904
Plains All American Pipeline LP, Series B, 8.024%, (3 mo. SOFR + 4.372%)(2)(7)	4,645	4,656,624
SM Energy Co.:
6.625%, 4/15/34(1)	1,760	1,785,089
7.00%, 8/1/32(1)	2,975	3,055,545
8.625%, 11/1/30(1)	4,798	5,077,483
Sunoco LP:
4.50%, 10/1/29(1)	2,516	2,466,898
4.625%, 5/1/30(1)	2,534	2,465,668
5.875%, 3/15/34(1)	3,550	3,539,070
7.25%, 5/1/32(1)	3,010	3,153,797
7.875% to 9/18/30(1)(7)(8)	14,130	14,640,743
Sunoco LP/Sunoco Finance Corp., 4.50%, 4/30/30	2,835	2,756,033
Superior Plus LP/Superior General Partner, Inc., 4.50%, 3/15/29(1)	5,975	5,796,692
Transocean International Ltd.:
7.875%, 10/15/32(1)	750	804,003
8.25%, 5/15/29(1)	3,579	3,717,940
8.75%, 2/15/30(1)	995	1,043,046
Security	Principal Amount* (000's omitted)		Value
Energy (continued)
Venture Global Calcasieu Pass LLC, 6.00%, 5/1/36(1)		3,445	$ 3,473,432
Venture Global LNG, Inc.:
8.375%, 6/1/31(1)		1,771	1,847,337
9.00% to 9/30/29(1)(7)(8)		5,017	4,965,464
9.50%, 2/1/29(1)		5,523	6,030,022
9.875%, 2/1/32(1)		686	736,297
WBI Operating LLC:
6.25%, 10/15/30(1)		4,248	4,309,405
6.50%, 10/15/33(1)		3,673	3,714,523
Weatherford International Ltd., 6.75%, 10/15/33(1)		2,475	2,568,703
			$ 152,501,054
Entertainment & Film — 0.2%
Cinemark USA, Inc., 5.25%, 7/15/28(1)		4,631	$ 4,616,129
			$ 4,616,129
Environmental — 1.7%
Biffa Group Holdings Ltd.:
5.25%, 6/15/31(9)	EUR	5,525	$ 6,421,113
7.375%, 6/15/31(9)	GBP	3,225	4,402,162
Clean Harbors, Inc.:
5.125%, 7/15/29(1)		1,187	1,178,958
6.375%, 2/1/31(1)		1,560	1,588,865
GFL Environmental Holdings U.S., Inc., 5.50%, 2/1/34(1)		5,090	5,013,287
GFL Environmental, Inc., 4.75%, 6/15/29(1)		9,118	9,016,602
Reworld Holding Corp., 4.875%, 12/1/29(1)		3,299	3,170,108
Wrangler Holdco Corp., 6.625%, 4/1/32(1)		1,905	1,966,737
			$ 32,757,832
Food & Drug Retail — 0.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
4.875%, 2/15/30(1)		1,808	$ 1,770,888
5.625%, 3/31/32(1)		7,370	7,273,904
Ingles Markets, Inc., 4.00%, 6/15/31(1)		4,305	4,071,713
			$ 13,116,505
Food, Beverage & Tobacco — 2.4%
BellRing Brands, Inc., 7.00%, 3/15/30(1)		3,768	$ 3,829,061
Cerdia Finanz GmbH, 9.375%, 10/3/31(1)		5,011	4,823,088
Chobani LLC/Chobani Finance Corp., Inc.:
4.625%, 11/15/28(1)		2,225	2,205,161
6.375%, 4/15/34(1)		6,015	6,141,019

High Income Opportunities Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Food, Beverage & Tobacco (continued)
Chobani LLC/Chobani Finance Corp., Inc.: (continued)
7.625%, 7/1/29(1)		5,749	$ 5,941,781
Performance Food Group, Inc.:
4.25%, 8/1/29(1)		5,450	5,287,694
6.125%, 9/15/32(1)		2,715	2,755,508
Post Holdings, Inc., 6.25%, 2/15/32(1)		2,786	2,842,687
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 6.25%, 4/1/29(1)		4,325	4,333,265
U.S. Foods, Inc., 4.75%, 2/15/29(1)		6,726	6,657,318
Viking Baked Goods Acquisition Corp., 8.625%, 11/1/31(1)		2,515	2,574,142
			$ 47,390,724
Gaming — 2.7%
Allwyn Entertainment Financing U.K. PLC, 7.875%, 4/30/29(1)		6,627	$ 6,827,099
Brightstar Lottery PLC, 5.25%, 1/15/29(1)		2,540	2,530,286
Brightstar Lottery PLC/Brightstar Global Solutions Corp., 5.75%, 1/15/33(1)		2,445	2,398,898
Caesars Entertainment, Inc.:
6.50%, 2/15/32(1)		2,499	2,430,477
7.00%, 2/15/30(1)		2,900	2,945,889
Churchill Downs, Inc., 5.75%, 4/1/30(1)		1,667	1,662,532
Flutter Treasury DAC, 5.875%, 6/4/31(1)		4,229	4,216,482
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29(1)		4,688	4,763,244
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/29(1)		4,500	4,389,869
LHMC Finco 2 SARL, 9.375%, (8.625% cash or 9.375% PIK), 5/15/30(1)(6)	EUR	2,682	3,314,816
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 4/15/30(1)		5,996	6,244,475
Rivers Enterprise Borrower LLC, 6.25%, 10/15/30(1)		1,031	1,049,297
Voyager Parent LLC, 9.25%, 7/1/32(1)		10,143	10,792,132
			$ 53,565,496
Healthcare — 7.2%
1261229 BC Ltd., 10.00%, 4/15/32(1)		8,055	$ 8,324,383
Amneal Pharmaceuticals LLC, 6.875%, 8/1/32(1)		2,186	2,272,977
athenahealth Group, Inc., 6.50%, 2/15/30(1)		16,010	15,271,816
Encompass Health Corp.:
4.625%, 4/1/31		2,698	2,632,330
4.75%, 2/1/30		1,109	1,092,437
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)		4,501	4,385,270
Global Medical Response, Inc., 7.375%, 10/1/32(1)		5,503	5,739,684
Security	Principal Amount* (000's omitted)		Value
Healthcare (continued)
HealthEquity, Inc., 4.50%, 10/1/29(1)		5,710	$ 5,549,371
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(1)		1,658	1,706,609
IQVIA, Inc.:
5.00%, 5/15/27(1)		1,329	1,328,556
6.25%, 6/1/32(1)		5,683	5,794,648
6.50%, 5/15/30(1)		1,862	1,907,349
LifePoint Health, Inc.:
5.375%, 1/15/29(1)		6,397	6,173,618
10.00%, 6/1/32(1)		930	953,018
Medline Borrower LP, 5.25%, 10/1/29(1)		12,917	12,862,112
National Mentor Holdings, Inc., 10.50%, 12/15/30(1)		5,329	5,577,941
Option Care Health, Inc., 4.375%, 10/31/29(1)		5,025	4,866,744
P&L Development LLC/PLD Finance Corp., 12.00%, (12.00% cash or 9.00% cash and 3.50% PIK), 5/15/29(1)(6)		1,882	1,877,492
Perrigo Finance Unlimited Co.:
4.90%, 12/15/44		1,242	908,563
5.15%, 6/15/30		4,615	4,379,747
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)		6,562	6,552,684
Team Health Holdings, Inc.:
8.375%, 6/30/28(1)		2,803	2,814,632
13.50%, (9.00% cash and 4.50% PIK), 6/30/28(1)		6,046	6,359,667
TEAM Services Holding, Inc., 9.00%, 2/15/33(1)		3,675	3,678,895
Tenet Healthcare Corp.:
4.375%, 1/15/30		287	278,229
5.125%, 11/1/27		3,030	3,028,835
5.50%, 11/15/32(1)		2,715	2,709,460
6.00%, 11/15/33(1)		1,410	1,425,826
6.125%, 10/1/28		3,518	3,528,762
Teva Pharmaceutical Finance Netherlands III BV:
4.10%, 10/1/46		9,601	7,404,836
6.00%, 12/1/32		3,200	3,334,000
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(1)		6,185	5,852,786
			$ 140,573,277
Homebuilders & Real Estate — 2.8%
Alexandrite Lake Lux Holdings SARL, 6.75%, 7/30/30(1)	EUR	2,520	$ 2,914,327
Artera Services LLC, 8.50%, 2/15/31(1)		2,876	2,478,665
Ashton Woods USA LLC/Ashton Woods Finance Co.:
4.625%, 8/1/29(1)		1,606	1,538,416
4.625%, 4/1/30(1)		2,665	2,539,269
Cushman & Wakefield U.S. Borrower LLC:
6.75%, 5/15/28(1)		3,604	3,606,354

High Income Opportunities Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Homebuilders & Real Estate (continued)
Cushman & Wakefield U.S. Borrower LLC: (continued)
8.875%, 9/1/31(1)	1,988	$ 2,093,805
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(1)	7,888	8,221,607
K Hovnanian Enterprises, Inc.:
8.00%, 4/1/31(1)	2,980	3,007,595
8.375%, 10/1/33(1)	2,510	2,524,046
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/29(1)	1,965	1,918,290
4.625%, 3/15/30(1)	1,792	1,744,755
7.375%, 2/15/31(1)	4,674	4,891,411
Risewell Homes, Inc.:
8.50%, 11/1/30(1)	2,976	3,044,368
9.25%, 10/1/29(1)	8,080	8,393,916
STL Holding Co. LLC, 8.75%, 2/15/29(1)	1,900	1,972,799
Taylor Morrison Communities, Inc., 5.75%, 11/15/32(1)	1,535	1,552,846
TopBuild Corp., 4.125%, 2/15/32(1)	2,923	2,924,976
		$ 55,367,445
Insurance — 2.4%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
6.50%, 10/1/31(1)	1,076	$ 1,086,544
6.75%, 10/15/27(1)	8,655	8,654,038
7.00%, 1/15/31(1)	1,907	1,947,596
7.375%, 10/1/32(1)	770	757,557
Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc., 7.50%, 7/15/33(1)	12,698	12,394,671
Asurion LLC/Asurion Co-Issuer, Inc.:
8.00%, 12/31/32(1)	8,470	8,852,836
8.375%, 2/1/34(1)	2,415	2,384,602
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)	5,797	5,827,421
Ryan Specialty LLC, 5.875%, 8/1/32(1)	5,061	5,062,957
		$ 46,968,222
Leisure — 0.9%
Carnival Corp., 5.75%, 8/1/32(1)	3,530	$ 3,552,161
Motion Bondco DAC, 6.625%, 11/15/27(1)	2,185	2,098,838
Motion Finco SARL, 8.375%, 2/15/32(1)	1,400	1,148,089
NCL Corp. Ltd.:
6.75%, 2/1/32(1)	4,195	4,177,963
7.75%, 2/15/29(1)	3,584	3,743,029
Security	Principal Amount* (000's omitted)	Value
Leisure (continued)
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(1)	2,559	$ 2,553,203
		$ 17,273,283
Metals & Mining — 1.4%
Arsenal AIC Parent LLC, 11.50%, 10/1/31(1)	2,732	$ 2,958,920
Constellium SE, 3.75%, 4/15/29(1)	4,864	4,694,049
Eldorado Gold Corp., 6.25%, 9/1/29(1)	4,103	4,097,388
First Quantum Minerals Ltd.:
6.375%, 2/15/36(1)	5,443	5,354,240
7.25%, 2/15/34(1)	2,620	2,695,629
8.00%, 3/1/33(1)	2,155	2,267,038
Hudbay Minerals, Inc., 6.125%, 4/1/29(1)	2,194	2,204,119
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)	4,082	3,996,416
		$ 28,267,799
Publishing & Printing — 0.6%
Cimpress PLC, 7.375%, 9/15/32(1)	1,725	$ 1,749,046
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(1)	3,019	2,998,211
7.375%, 9/1/31(1)	2,050	2,119,444
8.00%, 8/1/29(1)	4,366	4,371,117
		$ 11,237,818
Railroad — 0.3%
Watco Cos. LLC/Watco Finance Corp., 7.125%, 8/1/32(1)	5,455	$ 5,673,205
		$ 5,673,205
Restaurant — 0.6%
1011778 BC ULC/New Red Finance, Inc.:
3.875%, 1/15/28(1)	2,176	$ 2,136,708
4.00%, 10/15/30(1)	5,641	5,369,659
Yum! Brands, Inc., 3.625%, 3/15/31	4,317	4,023,671
		$ 11,530,038
Services — 5.8%
Allied Universal Holdco LLC, 7.875%, 2/15/31(1)	2,695	$ 2,828,772
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.00%, 6/1/29(1)	2,157	2,142,103
6.875%, 6/15/30(1)	2,140	2,203,261

High Income Opportunities Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Services (continued)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL:
4.625%, 6/1/28(1)	2,161	$ 2,130,405
4.625%, 6/1/28(1)	4,887	4,820,571
APi Group DE, Inc., 4.75%, 10/15/29(1)	4,707	4,634,453
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.375%, 6/15/32(1)	1,555	1,564,282
Clarivate Science Holdings Corp., 4.875%, 7/1/29(1)	2,410	2,188,046
Herc Holdings, Inc.:
5.75%, 3/15/31(1)	960	962,876
6.00%, 3/15/34(1)	1,150	1,141,496
7.00%, 6/15/30(1)	3,355	3,492,481
7.25%, 6/15/33(1)	3,625	3,798,380
Ingram Micro, Inc., 4.75%, 5/15/29(1)	7,541	7,416,211
Korn Ferry, 4.625%, 12/15/27(1)	4,509	4,483,513
LBM Acquisition LLC:
6.25%, 1/15/29(1)	2,086	1,447,561
9.50%, 6/15/31(1)	7,237	6,341,310
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)	1,725	1,746,027
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	3,951	3,934,418
RB Global Holdings, Inc.:
6.75%, 3/15/28(1)	2,550	2,587,761
7.75%, 3/15/31(1)	1,032	1,072,794
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/29(1)	4,942	4,366,435
Synergy Infrastructure Holdings LLC, 7.875%, 12/1/30(1)	3,949	4,155,943
TKC Holdings, Inc.:
8.50%, 8/15/30(1)	6,550	6,708,857
12.00%, 2/15/31(1)	1,155	1,204,467
VM Consolidated, Inc., 5.50%, 4/15/29(1)	3,967	3,892,088
WESCO Distribution, Inc.:
5.25%, 4/15/31(1)	6,205	6,216,648
6.375%, 3/15/29(1)	2,127	2,171,529
6.375%, 3/15/33(1)	2,955	3,054,415
6.625%, 3/15/32(1)	3,548	3,678,974
7.25%, 6/15/28(1)	1,848	1,853,635
White Cap Supply Holdings LLC, 7.375%, 11/15/30(1)	8,559	8,660,749
Windsor Holdings III LLC, 8.50%, 6/15/30(1)	7,346	7,677,562
		$ 114,578,023
Steel — 1.0%
Cleveland-Cliffs, Inc.:
7.375%, 5/1/33(1)	4,880	$ 4,935,456
7.50%, 9/15/31(1)	3,290	3,361,893
Security	Principal Amount* (000's omitted)	Value
Steel (continued)
Cleveland-Cliffs, Inc.: (continued)
7.625%, 1/15/34(1)	2,345	$ 2,370,511
Commercial Metals Co.:
5.75%, 11/15/33(1)	2,185	2,189,899
6.00%, 12/15/35(1)	2,185	2,183,909
TMS International Corp., 6.25%, 4/15/29(1)	4,064	3,987,699
		$ 19,029,367
Super Retail — 5.1%
Asbury Automotive Group, Inc.:
4.625%, 11/15/29(1)	889	$ 865,667
4.75%, 3/1/30	788	767,832
5.00%, 2/15/32(1)	3,974	3,812,914
Bath & Body Works, Inc.:
6.75%, 7/1/36	734	714,581
6.875%, 11/1/35	2,276	2,247,590
Beach Acquisition Bidco LLC, 10.00%, (10.00% cash or 10.75% PIK), 7/15/33(1)(6)	24,321	26,766,579
Champ Acquisition Corp., 8.375%, 12/1/31(1)	4,036	4,261,931
Cougar JV Subsidiary LLC, 8.00%, 5/15/32(1)	4,700	4,945,161
Gee Automotive Holdings LLC, 7.25%, 3/1/31(1)	8,105	8,247,891
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/29(1)	453	432,325
Group 1 Automotive, Inc.:
4.00%, 8/15/28(1)	1,587	1,545,921
6.375%, 1/15/30(1)	1,275	1,296,443
Ken Garff Automotive LLC, 4.875%, 9/15/28(1)	2,173	2,149,789
LCM Investments Holdings II LLC:
4.875%, 5/1/29(1)	4,015	3,933,271
8.25%, 8/1/31(1)	559	585,874
Lithia Motors, Inc.:
3.875%, 6/1/29(1)	960	920,545
4.375%, 1/15/31(1)	3,334	3,168,228
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)	10,154	10,129,344
Men's Wearhouse LLC, 9.00%, 2/1/31(1)	1,755	1,858,338
Michaels Cos., Inc., 8.50%, 3/15/33(1)	8,525	8,425,470
PetSmart LLC/PetSmart Finance Corp.:
7.50%, 9/15/32(1)	6,990	7,083,342
10.00%, 9/15/33(1)	1,620	1,637,433
Sonic Automotive, Inc.:
4.625%, 11/15/29(1)	2,081	2,036,886
4.875%, 11/15/31(1)	2,734	2,630,097
		$ 100,463,452

High Income Opportunities Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Technology — 2.6%
Black Pearl Compute LLC, 6.125%, 2/15/31(1)	2,900	$ 2,945,929
Ciena Corp., 4.00%, 1/31/30(1)	1,416	1,357,473
Cipher Compute LLC, 7.125%, 11/15/30(1)	2,575	2,672,230
Cloud Software Group, Inc.:
6.50%, 3/31/29(1)	5,969	5,816,558
9.00%, 9/30/29(1)	12,786	12,564,996
Core Scientific Finance I LLC, 7.75%, 5/15/31(1)(10)	4,013	4,005,091
Fair Isaac Corp., 4.00%, 6/15/28(1)	2,362	2,304,368
Insight Enterprises, Inc., 6.625%, 5/15/32(1)	4,758	4,721,949
ON Semiconductor Corp., 3.875%, 9/1/28(1)	3,322	3,240,856
Seagate Data Storage Technology Pte. Ltd., 9.625%, 12/1/32(1)	4,172	4,642,546
Sensata Technologies, Inc.:
3.75%, 2/15/31(1)	3,414	3,173,373
6.625%, 7/15/32(1)	1,225	1,264,887
WULF Compute LLC, 7.75%, 10/15/30(1)	1,661	1,746,724
		$ 50,456,980
Telecommunications — 3.3%
Altice Financing SA:
5.00%, 1/15/28(1)	2,145	$ 1,599,554
5.75%, 8/15/29(1)	1,253	923,639
APLD ComputeCo 2 LLC, 6.75%, 3/15/31(1)	4,840	4,794,965
APLD ComputeCo LLC, 9.25%, 12/15/30(1)	3,005	3,231,607
EchoStar Corp., 10.75%, 11/30/29	5,314	5,773,036
Iliad Holding SAS:
7.00%, 4/15/32(1)	2,795	2,841,129
8.50%, 4/15/31(1)	2,025	2,149,673
Level 3 Financing, Inc., 7.00%, 3/31/34(1)	1,487	1,542,970
Sable International Finance Ltd., 7.125%, 10/15/32(1)	2,181	2,177,581
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC:
8.625%, 6/15/32(1)	3,515	3,681,451
8.625%, 6/15/32(1)	2,205	2,309,416
Uniti Services LLC, 7.50%, 10/15/33(1)	8,610	9,070,342
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)	8,675	7,684,647
Vmed O2 U.K. Financing I PLC:
4.75%, 7/15/31(1)	6,072	5,256,937
6.75%, 1/15/33(1)	764	699,116
7.75%, 4/15/32(1)	871	847,844
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/1/31(1)	668	706,966
Security	Principal Amount* (000's omitted)	Value
Telecommunications (continued)
Zegona Finance PLC, 8.625%, 7/15/29(1)	5,999	$ 6,293,637
Ziggo BV, 4.875%, 1/15/30(1)	2,956	2,782,606
		$ 64,367,116
Transport Excluding Air & Rail — 0.8%
Carriage Purchaser, Inc., 7.875%, 10/15/29(1)	9,450	$ 9,189,187
GB AIT Buyer, Inc., 8.75%, 4/30/34(1)	2,400	2,417,203
Seaspan Corp., 5.50%, 8/1/29(1)	4,761	4,554,694
		$ 16,161,084
Utility — 4.6%
Alpha Generation LLC, 6.75%, 10/15/32(1)	9,094	$ 9,319,267
Atlantica Sustainable Infrastructure Ltd., 4.125%, 6/15/28(1)	2,661	2,600,750
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.375%, 2/15/32(1)	4,860	4,833,079
Constellation Energy Generation LLC:
4.625%, 2/1/29(1)	2,185	2,171,704
5.00%, 2/1/31(1)	445	446,260
Ferrellgas LP/Ferrellgas Finance Corp.:
5.875%, 4/1/29(1)	4,184	4,086,521
9.25%, 1/15/31(1)	1,970	2,068,949
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(1)	2,400	2,297,496
NRG Energy, Inc.:
3.875%, 2/15/32(1)	3,359	3,109,754
5.75%, 1/15/34(1)	4,851	4,817,977
6.00%, 2/1/33(1)	3,495	3,523,963
6.00%, 1/15/36(1)	4,120	4,093,824
6.125%, 5/15/36(1)	5,825	5,805,524
6.25%, 11/1/34(1)	2,335	2,363,674
10.25% to 3/15/28(1)(7)(8)	3,771	4,098,291
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 6/1/31(1)	3,783	3,634,640
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	3,536	3,503,224
TransAlta Corp., 5.875%, 2/1/34	3,720	3,720,329
Vistra Operations Co. LLC:
4.375%, 5/1/29(1)	2,224	2,186,208
5.00%, 7/31/27(1)	6,128	6,129,201
6.875%, 4/15/32(1)	3,705	3,869,421
XPLR Infrastructure Operating Partners LP:
4.50%, 9/15/27(1)	3,251	3,228,772
7.75%, 4/15/34(1)	3,295	3,455,371
8.375%, 1/15/31(1)	2,315	2,474,795

High Income Opportunities Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Utility (continued)
XPLR Infrastructure Operating Partners LP: (continued)
8.625%, 3/15/33(1)	2,325	$ 2,492,564
		$ 90,331,558
Total Corporate Bonds (identified cost $1,574,681,372)		$1,581,006,594

Exchange-Traded Funds — 1.4%
Security	Shares	Value
Fixed Income Funds — 1.4%
iShares Broad USD High Yield Corporate Bond ETF	722,124	$ 26,884,677
Total Exchange-Traded Funds (identified cost $27,143,914)		$ 26,884,677

Preferred Stocks — 0.2%
Security	Principal Amount	Value
Insurance — 0.2%
AH Parent, Inc. (Alliant), Series A, 10.00% cash or 10.50% PIK(3)(5)(6)	$4,286,760	$ 4,210,683
Total Preferred Stocks (identified cost $4,224,210)		$ 4,210,683

Senior Floating-Rate Loans — 7.8%(11)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace — 0.1%
TransDigm, Inc., Term Loan, 5.902%, (1 mo. USD Term SOFR + 2.25%), 3/22/30		1,662	$ 1,666,429
			$ 1,666,429
Automotive & Auto Parts — 1.3%
ABC Technologies, Inc., Term Loan, 11.911% - 11.95%, (1 mo. USD Term SOFR + 8.25, 3 mo. USD Term SOFR + 8.25%), 8/22/31(4)		12,678	$ 11,949,628
Clarios Global LP:
Term Loan, 5.01%, (1 mo. EURIBOR + 3.00%), 7/16/31	EUR	7,520	8,896,188
Borrower/Description	Principal Amount* (000's omitted)	Value
Automotive & Auto Parts (continued)
Clarios Global LP: (continued)
Term Loan, 6.152%, (1 mo. USD Term SOFR + 2.50%), 5/6/30	2,680	$ 2,694,866
Crash Champions LLC, Term Loan, 8.423%, (3 mo. USD Term SOFR + 4.75%), 2/23/29	1,886	1,804,709
		$ 25,345,391
Building Materials — 0.6%
Associated Materials, Inc., Term Loan, 9.652%, (1 mo. USD Term SOFR + 6.00%), 3/8/29	5,137	$ 3,722,756
CP Atlas Buyer, Inc., Term Loan, 8.902%, (1 mo. USD Term SOFR + 5.25%), 7/8/30	3,736	3,361,444
Park River Holdings, Inc., Term Loan, 8.192%, (3 mo. USD Term SOFR + 4.50%), 3/15/31	3,885	3,886,577
		$ 10,970,777
Cable & Satellite TV — 0.2%
E.W. Scripps Co.:
Term Loan, 7.126%, (1 mo. USD Term SOFR + 3.35%), 11/30/29	3,944	$ 3,894,291
Term Loan, 9.526%, (1 mo. USD Term SOFR + 5.75%), 6/30/28	1,106	1,115,447
		$ 5,009,738
Capital Goods — 0.2%
EMRLD Borrower LP:
Term Loan, 5.923%, (3 mo. USD Term SOFR + 2.25%), 5/31/30	3,266	$ 3,273,757
Term Loan, 5.95%, (3 mo. USD Term SOFR + 2.25%), 8/4/31	1,478	1,481,316
		$ 4,755,073
Chemicals — 0.0%†
INEOS U.S. Finance LLC, Term Loan, 2/18/30(12)	800	$ 747,000
		$ 747,000
Containers — 0.3%
Clydesdale Acquisition Holdings, Inc., Term Loan, 4/13/29(12)	2,450	$ 2,344,197
Sword Purchaser LLC, Term Loan, 4/11/33(12)	2,985	2,902,912
		$ 5,247,109
Energy — 0.5%
New Generation Gas Gathering LLC, Term Loan, 8.913%, (3 mo. USD Term SOFR + 5.25%), 9/30/29	6,092	$ 5,918,054

High Income Opportunities Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Energy (continued)
Venture Global Calcasieu Pass LLC, Term Loan, 6.937%, (6 mo. USD Term SOFR + 3.25%), 4/11/33	3,056	$ 3,069,484
		$ 8,987,538
Gaming — 0.9%
Ontario Gaming GTA LP, Term Loan, 8/1/30(12)	6,000	$ 5,707,140
Peninsula Pacific Entertainment LLC:
Term Loan, 8.45%, (3 mo. USD Term SOFR + 4.75%), 10/1/32	6,624	6,612,938
Term Loan, 13.00%, 12/24/29(4)(13)	1,425	1,425,033
Spectacle Gary Holdings LLC, Term Loan, 8.10%, (3 mo. USD Term SOFR + 4.25%), 12/11/28	3,546	3,452,849
		$ 17,197,960
Healthcare — 1.1%
athenahealth Group, Inc., Term Loan, 6.402%, (1 mo. USD Term SOFR + 2.75%), 2/15/29	1,732	$ 1,728,263
Bausch Health Cos., Inc., Term Loan, 9.902%, (1 mo. USD Term SOFR + 6.25%), 10/8/30	14,079	13,737,328
Endo Luxembourg Finance Co. I SARL, Term Loan, 7.402%, (1 mo. USD Term SOFR + 3.75%), 4/23/31	3,277	3,247,144
LifePoint Health, Inc., Term Loan, 7.423%, (3 mo. USD Term SOFR + 3.75%), 5/19/31	2,479	2,472,204
		$ 21,184,939
Homebuilders & Real Estate — 0.1%
Signal Parent, Inc., Term Loan, 7.263%, (3 mo. USD Term SOFR + 3.50%), 4/3/28	3,934	$ 2,435,760
		$ 2,435,760
Insurance — 0.1%
Truist Insurance Holdings LLC, Term Loan - Second Lien, 8.45%, (3 mo. USD Term SOFR + 4.75%), 5/6/32	2,824	$ 2,802,507
		$ 2,802,507
Leisure — 0.3%
Peloton Interactive, Inc., Term Loan, 9.152%, (1 mo. USD Term SOFR + 5.50%), 5/30/29	5,408	$ 5,444,885
		$ 5,444,885
Borrower/Description	Principal Amount* (000's omitted)	Value
Restaurant — 0.4%
IRB Holding Corp., Term Loan, 6.154%, (1 mo. USD Term SOFR + 2.50%), 12/16/30	7,724	$ 7,752,821
		$ 7,752,821
Services — 0.4%
LBM Acquisition LLC, Term Loan, 7.502%, (1 mo. USD Term SOFR + 3.75%), 6/6/31	4,017	$ 3,376,664
Specialty Building Products Holdings LLC, Term Loan, 7.502%, (1 mo. USD Term SOFR + 3.75%), 10/16/28	4,283	3,752,732
White Cap Buyer LLC, Term Loan, 6.918%, (1 mo. USD Term SOFR + 3.25%), 10/19/29	1,274	1,269,843
		$ 8,399,239
Super Retail — 0.8%
Evergreen Acqco 1 LP, Term Loan, 6.686%, (3 mo. USD Term SOFR + 3.00%), 9/17/32	6,284	$ 6,301,894
Mavis Tire Express Services Corp., Term Loan, 6.669%, (6 mo. USD Term SOFR + 3.00%), 5/4/28	2,312	2,318,482
Men's Wearhouse, Inc., Term Loan, 9.421%, (3 mo. USD Term SOFR + 5.75%), 1/28/31	4,063	4,104,910
PetSmart, Inc., Term Loan, 7.652%, (1 mo. USD Term SOFR + 4.00%), 8/18/32	2,281	2,293,131
		$ 15,018,417
Technology — 0.5%
Fortress Intermediate 3, Inc., Term Loan, 6.661%, (1 mo. USD Term SOFR + 3.00%), 6/27/31	9,393	$ 9,358,216
		$ 9,358,216
Total Senior Floating-Rate Loans (identified cost $155,249,686)		$ 152,323,799

Miscellaneous — 0.3%
Security	Principal Amount/ Shares	Value
Diversified Financial Services — 0.0%
ACC Claims Holdings LLC(4)	8,415,190	$ 0
		$ 0
Diversified Media — 0.0%
National CineMedia, Inc., Escrow Certificates(3)(4)	$1,660,000	$ 0
		$ 0

High Income Opportunities Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount/ Shares	Value
Gaming — 0.3%
PGP Investors, LLC, Membership Interests(3)(4)(5)	19,811	$ 5,921,821
		$ 5,921,821
Paper — 0.0%
Enviva LLC, Escrow Certificates(3)(4)	$2,404,000	$ 0
		$ 0
Services — 0.0%
Hertz Corp., Escrow Certificates(3)(4)	$502,000	$ 0
		$ 0
Total Miscellaneous (identified cost $792,331)		$ 5,921,821

Short-Term Investments — 3.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(14)	74,457,830	$ 74,457,830
Total Short-Term Investments (identified cost $74,457,830)		$ 74,457,830
Total Investments — 99.2% (identified cost $1,931,217,552)		$1,943,972,068
Other Assets, Less Liabilities — 0.8%		$ 15,572,320
Net Assets — 100.0%		$1,959,544,388
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2026, the aggregate value of these securities is $1,521,471,016 or 77.6% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2026.
(3)	Non-income producing security.
(4)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(5)	Restricted security (see Note 5).
(6)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(8)	Security converts to variable rate after the indicated fixed-rate coupon period.
(9)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2026, the aggregate value of these securities is $10,823,275 or 0.6% of the Portfolio's net assets.
(10)	When-issued security.
(11)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(12)	This Senior Loan will settle after April 30, 2026, at which time the interest rate will be determined.
(13)	Fixed-rate loan.
(14)	May be deemed to be an affiliated investment company (see Note 8). The rate shown is the annualized seven-day yield as of April 30, 2026.

High Income Opportunities Portfolio
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	27,882,862	EUR	24,086,223	Goldman Sachs International	6/17/26	$ —	$(441,944)
USD	4,310,573	GBP	3,225,000	Citibank, N.A.	6/17/26	—	(77,507)
						$—	$(519,451)
Abbreviations:
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

High Income Opportunities Portfolio
April 30, 2026
Statement of Assets and Liabilities (Unaudited)

April 30, 2026
Assets
Unaffiliated investments, at value (identified cost $1,856,759,722)	$1,869,514,238
Affiliated investments, at value (identified cost $74,457,830)	74,457,830
Cash	840,209
Deposits for derivatives collateral — forward foreign currency exchange contracts	420,000
Foreign currency, at value (identified cost $6,877,530)	7,010,969
Interest receivable	27,230,914
Dividends receivable from affiliated investments	269,024
Receivable for investments sold	2,980,522
Trustees' deferred compensation plan	222,975
Total assets	$1,982,946,681
Liabilities
Payable for investments purchased	$17,687,685
Payable for when-issued securities	3,995,566
Payable for open forward foreign currency exchange contracts	519,451
Payable to affiliates:
Investment adviser fee	699,878
Trustees' fees	8,496
Trustees' deferred compensation plan	222,975
Accrued expenses	268,242
Total liabilities	$23,402,293
Net Assets applicable to investors' interest in Portfolio	$1,959,544,388

See Notes to Financial Statements.

High Income Opportunities Portfolio
April 30, 2026
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2026
Investment Income
Dividend income (net of foreign taxes withheld of $1,135)	$942,783
Dividend income from affiliated investments	1,385,047
Interest income	59,040,597
Other income	109,140
Total investment income	$61,477,567
Expenses
Investment adviser fee	$4,030,057
Trustees’ fees and expenses	48,300
Custodian fee	209,943
Legal and accounting services	111,886
Miscellaneous	72,495
Total expenses	$4,472,681
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$54,105
Total expense reductions	$54,105
Net expenses	$4,418,576
Net investment income	$57,058,991
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(85,468)
Foreign currency transactions	(116,537)
Forward foreign currency exchange contracts	467,661
Net realized gain	$265,656
Change in unrealized appreciation (depreciation):
Investments	$(18,626,390)
Foreign currency	135,626
Forward foreign currency exchange contracts	(701,326)
Net change in unrealized appreciation (depreciation)	$(19,192,090)
Net realized and unrealized loss	$(18,926,434)
Net increase in net assets from operations	$38,132,557

See Notes to Financial Statements.

High Income Opportunities Portfolio
April 30, 2026
Statements of Changes in Net Assets

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$57,058,991	$104,435,871
Net realized gain	265,656	1,996,730
Net change in unrealized appreciation (depreciation)	(19,192,090)	21,667,712
Net increase in net assets from operations	$38,132,557	$128,100,313
Capital transactions:
Contributions	$322,457,470	$369,318,643
Withdrawals	(107,670,819)	(282,583,939)
Net increase in net assets from capital transactions	$214,786,651	$86,734,704
Net increase in net assets	$252,919,208	$214,835,017
Net Assets
At beginning of period	$1,706,625,180	$1,491,790,163
At end of period	$1,959,544,388	$1,706,625,180

See Notes to Financial Statements.

High Income Opportunities Portfolio
April 30, 2026
Financial Highlights

	Six Months Ended April 30, 2026 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data		2025	2024	2023	2022	2021
Ratios (as a percentage of average daily net assets):(1)
Total expenses	0.50%(2)	0.50%	0.52%	0.53%	0.49%	0.49%
Net expenses	0.49%(2)(3)	0.50%(3)	0.51%(3)	0.53%(3)	0.49%(3)	0.49%
Net investment income	6.37%(2)	6.37%	6.36%	6.07%	4.82%	4.78%
Portfolio Turnover	14%(4)	45%	43%	29%	19%	64%
Total Return	2.03%(4)	8.14%	14.95%	6.66%	(8.20)%	13.11%
Net assets, end of period (000’s omitted)	$1,959,544	$1,706,625	$1,491,790	$1,090,826	$1,020,273	$1,000,095
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Annualized.
(3)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01%, less than 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2026 and the years ended October 31, 2025, 2024, 2023 and 2022, respectively).
(4)	Not annualized.

See Notes to Financial Statements.

High Income Opportunities Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
High Income Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Portfolio also seeks growth of capital as a secondary investment objective. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2026, Eaton Vance High Income Opportunities Fund, Eaton Vance Strategic Income Fund and Eaton Vance Floating-Rate & High Income Fund held an interest of 53.4%, 42.1% and 4.5%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities,

High Income Opportunities Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees in connection with investments in senior floating-rate loans may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned and included in Other income on the Statement of Operations. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of April 30, 2026, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
I  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
J  Segment Reporting—The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.

High Income Opportunities Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

K  Interim Financial Statements—The interim financial statements relating to April 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income as follows and is payable monthly:
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275%	2.750%
$1 billion but less than $1.5 billion	0.250%	2.500%
$1.5 billion but less than $2 billion	0.225%	2.250%
$2 billion but less than $3 billion	0.200%	2.000%
$3 billion and over	0.175%	1.750%
For the six months ended April 30, 2026, the Portfolio’s investment adviser fee amounted to $4,030,057 or 0.45% (annualized) of the Portfolio's average daily net assets. Pursuant to an investment sub-advisory agreement, BMR has delegated a portion of the investment management of the Portfolio to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of BMR. BMR pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2026, the investment adviser fee paid was reduced by $54,105 relating to the Portfolio’s investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $499,126,599 and $245,566,929, respectively, for the six months ended April 30, 2026.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,941,509,648
Gross unrealized appreciation	$35,540,629
Gross unrealized depreciation	(33,597,660)
Net unrealized appreciation	$1,942,969

High Income Opportunities Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

5  Restricted Securities
At April 30, 2026, the Portfolio owned the following securities (representing 1.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Principal Amount/ Shares	Cost	Value
Common Stocks
Ascent CNR Corp., Class A	4/25/16, 11/16/16	62,734	$ 0	$ 2,111,626
Enviva LLC	12/6/24	57,147	378,458	1,157,227
iFIT Health and Fitness, Inc.	10/6/22	514,080	1,799,280	0
Total Common Stocks			$2,177,738	$3,268,853
Convertible Preferred Stocks
QXO, Inc., 4.75%	3/20/26	847	$ 8,470,000	$ 8,132,072
Total Convertible Preferred Stocks			$8,470,000	$8,132,072
Preferred Stocks
AH Parent, Inc. (Alliant), Series A	9/25/24	$4,286,760	$ 4,224,210	$ 4,210,683
Total Preferred Stocks			$4,224,210	$4,210,683
Miscellaneous
PGP Investors, LLC, Membership Interests	2/18/15, 4/23/18,12/17/21, 7/21/25, 9/5/25	19,811	$ 792,331	$ 5,921,821
Total Miscellaneous			$792,331	$5,921,821
Total Restricted Securities			$15,664,279	$21,533,429
6  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2026 is included in the Portfolio of Investments. At April 30, 2026, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.
The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2026, the fair value of derivatives with credit-related contingent features in a net liability position was $519,451. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $420,000 at April 30, 2026.
The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in

High Income Opportunities Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2026 was as follows:
	Fair Value
Derivative	Asset Derivative	Liability Derivative(1)
Forward foreign currency exchange contracts	$ —	$(519,451)
Total Derivatives subject to master netting or similar agreements	$ —	$(519,451)
(1)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.
The Portfolio's derivative liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Portfolio's derivative liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral pledged by the Portfolio for such liabilities as of April 30, 2026.
Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)
Citibank, N.A.	$(77,507)	$ —	$ —	$ —	$(77,507)
Goldman Sachs International	(441,944)	—	—	420,000	(21,944)
	$(519,451)	$—	$—	$420,000	$(99,451)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount payable to the counterparty in the event of default.

High Income Opportunities Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2026 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Forward foreign currency exchange contracts	$467,661	$(701,326)
(1)	Statement of Operations location: Net realized gain (loss): Forward foreign currency exchange contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Forward foreign currency exchange contracts.
The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended April 30, 2026, which is indicative of the volume of this derivative type, was approximately $34,499,000.
7  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2026.
8  Affiliated Investments
At April 30, 2026, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $74,457,830, which represents 3.8% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$67,422,607	$271,871,965	$(264,836,742)	$ —	$ —	$74,457,830	$1,385,047	74,457,830
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

High Income Opportunities Portfolio
April 30, 2026
Notes to Financial Statements (Unaudited) — continued

At April 30, 2026, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 39,342,929	$ —	$ 39,342,929
Common Stocks	35,935,820	1,159,243	2,111,626	39,206,689
Convertible Bonds	—	12,484,974	—	12,484,974
Convertible Preferred Stocks	—	—	8,132,072	8,132,072
Corporate Bonds	—	1,581,006,594	—	1,581,006,594
Exchange-Traded Funds	26,884,677	—	—	26,884,677
Preferred Stocks	—	4,210,683	—	4,210,683
Senior Floating-Rate Loans	—	138,949,138	13,374,661	152,323,799
Miscellaneous	—	—	5,921,821	5,921,821
Short-Term Investments	74,457,830	—	—	74,457,830
Total Investments	$137,278,327	$1,777,153,561	$29,540,180	$1,943,972,068
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (519,451)	$ —	$ (519,451)
Total	$ —	$ (519,451)	$ —	$ (519,451)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2026 is not presented.
10  Risks and Uncertainties
Credit Risk
The Portfolio primarily invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

This Page Intentionally Left Blank

ETHIX-NCSR    4.30.26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Portfolio’s Board of Trustees since the Portfolio last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

High Income Opportunities Portfolio

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	June 24, 2026

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 24, 2026